Short-Term Bond Fund of America®
Investment portfolio
May 31, 2025
unaudited

Bonds, notes & other debt instruments 91.97% U.S. Treasury bonds & notes 30.29% U.S. Treasury 29.37%	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 6/15/2025	USD150,000	$149,918
U.S. Treasury 4.625% 6/30/2025 (a)	393,903	394,011
U.S. Treasury 5.00% 8/31/2025	213,000	213,308
U.S. Treasury 3.50% 9/15/2025	9,155	9,133
U.S. Treasury 3.00% 9/30/2025	670	667
U.S. Treasury 5.00% 9/30/2025	7,537	7,553
U.S. Treasury 4.25% 10/15/2025	12,420	12,419
U.S. Treasury 3.00% 10/31/2025	25,716	25,580
U.S. Treasury 5.00% 10/31/2025	24,922	24,987
U.S. Treasury 4.50% 11/15/2025	32,861	32,885
U.S. Treasury 4.875% 11/30/2025	4,500	4,511
U.S. Treasury 4.25% 12/31/2025	60,320	60,311
U.S. Treasury 0.375% 1/31/2026	24,922	24,291
U.S. Treasury 4.25% 1/31/2026	105,312	105,287
U.S. Treasury 4.00% 2/15/2026	18,459	18,429
U.S. Treasury 4.625% 2/28/2026	151,361	151,772
U.S. Treasury 4.625% 3/15/2026	1,160	1,164
U.S. Treasury 0.875% 6/30/2026	7,200	6,955
U.S. Treasury 4.625% 6/30/2026	220,037	221,154
U.S. Treasury 4.375% 7/31/2026	31,951	32,048
U.S. Treasury 0.75% 8/31/2026	54,800	52,616
U.S. Treasury 4.625% 9/15/2026	14,680	14,784
U.S. Treasury 0.875% 9/30/2026	51,796	49,701
U.S. Treasury 4.625% 10/15/2026	35,000	35,273
U.S. Treasury 4.625% 11/15/2026	10,346	10,433
U.S. Treasury 4.25% 11/30/2026	6,121	6,144
U.S. Treasury 4.375% 12/15/2026	16,156	16,246
U.S. Treasury 1.25% 12/31/2026	20,000	19,173
U.S. Treasury 4.00% 1/15/2027	434,829	434,965
U.S. Treasury 4.125% 1/31/2027	11,515	11,544
U.S. Treasury 4.125% 2/15/2027	3,000	3,008
U.S. Treasury 3.75% 4/30/2027	246,041	245,311
U.S. Treasury 4.125% 9/30/2027 (a)	305,000	306,750
U.S. Treasury 3.875% 10/15/2027	14,421	14,419
U.S. Treasury 4.125% 11/15/2027	70,414	70,810
U.S. Treasury 0.625% 12/31/2027	23,000	21,182
U.S. Treasury 4.25% 1/15/2028	20,000	20,185
U.S. Treasury 4.25% 2/15/2028	19,000	19,184
U.S. Treasury 3.625% 3/31/2028	1,671	1,661
U.S. Treasury 3.75% 4/15/2028	38,493	38,379
U.S. Treasury 1.25% 4/30/2028	31,000	28,788
U.S. Treasury 3.75% 5/15/2028	358,235	357,186
U.S. Treasury 4.00% 1/31/2029	232,630	233,406
U.S. Treasury 4.50% 5/31/2029	27,717	28,308
U.S. Treasury 4.25% 1/31/2030	10,000	10,124
Short-Term Bond Fund of America — Page 1 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 4/30/2030	USD105,179	$104,768
U.S. Treasury 4.25% 11/15/2034	17,821	17,644
U.S. Treasury 1.875% 2/15/2041	341	229
U.S. Treasury 3.25% 5/15/2042	152	123
U.S. Treasury 2.75% 11/15/2042	511	382
U.S. Treasury 3.00% 5/15/2045	2,803	2,101
U.S. Treasury 3.00% 8/15/2048 (a)	5,264	3,807
U.S. Treasury 2.25% 8/15/2049 (a)	5,776	3,536
U.S. Treasury 1.875% 2/15/2051 (a)	354	194
U.S. Treasury 2.875% 5/15/2052	208	143
U.S. Treasury 3.625% 2/15/2053 (a)	7,860	6,280
U.S. Treasury 4.25% 2/15/2054	8,011	7,149
		3,692,319
U.S. Treasury inflation-protected securities 0.92%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025 (b)	73,221	73,198
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)(b)	7,241	5,828
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)(b)	18,193	16,386
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(b)	22,058	20,972
		116,384
Total U.S. Treasury bonds & notes		3,808,703
Asset-backed obligations 26.44%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.571% 10/20/2031 (c)(d)(e)	744	744
ACHV ABS TRUST, Series 23-4CP, Class C, 7.71% 11/25/2030 (c)(d)	243	243
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (c)(d)	1,197	1,197
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (c)(d)	654	655
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (c)(d)	4,315	4,300
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(d)	2,661	2,649
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(d)	2,804	2,784
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (c)(d)	61	61
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (c)(d)	10,839	10,824
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (c)(d)	41,206	41,407
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(d)	27,574	27,696
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(d)	13,906	13,956
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (c)(d)	2,012	2,015
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (c)(d)	9,159	9,163
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)(d)	20,000	19,999
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (c)(d)(e)	4,298	4,301
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027 (c)(d)	2,190	2,192
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (c)(d)	5,216	5,219
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (c)(d)	2,669	2,675
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (c)(d)	2,463	2,472
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (c)(d)	2,202	2,201
American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028 (c)(d)	4,035	4,034
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(d)	6,537	6,569
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (c)(d)	13,513	13,514
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(d)	2,044	2,043
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(d)	14,718	14,773
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027 (c)	9,901	9,886
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (c)(d)	4,207	4,182
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (c)(d)	1,871	1,863
Short-Term Bond Fund of America — Page 2 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.691% 5/26/2031 (c)(d)(e)	USD136	$136
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027 (c)	1,753	1,756
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (c)	9,883	9,966
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (c)	4,966	5,024
Apidos CLO, Ltd., Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.541% 4/20/2031 (c)(d)(e)	544	544
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033 (c)(d)(e)	6,218	6,220
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(d)	360	362
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.60% 4/17/2033 (c)(d)(e)	3,000	3,005
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (c)(d)	12,215	12,222
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(d)	6,904	6,941
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(d)	2,802	2,853
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(d)	39,223	39,048
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (c)(d)	625	623
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (c)(d)	18,269	18,002
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(d)	5,320	5,367
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(d)	6,476	6,599
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (c)(d)	3,900	4,000
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (c)(d)	9,913	9,958
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (c)(d)	2,500	2,568
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(d)	1,860	1,877
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(d)	3,732	3,814
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(d)	8,652	8,775
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (c)(d)	3,154	3,185
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (c)(d)	1,971	1,987
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (c)(d)	4,002	4,032
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (c)(d)	6,199	6,220
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 1/18/2035 (c)(d)(e)	1,500	1,503
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 7.369% 4/20/2036 (c)(d)(e)	1,000	1,000
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (c)(d)(e)	24,200	24,263
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (c)(d)	1,193	1,194
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (c)	9,593	9,613
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (c)	9,889	10,020
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(d)	761	747
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (c)(d)	540	528
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (c)(d)(e)	6,559	6,547
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(d)	13,586	12,428
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.141% 4/30/2031 (c)(d)(e)	700	702
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (c)(d)(e)	1,975	1,976
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(d)	8,316	8,325
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(d)	190	191
Bluemountain CLO, Ltd., Series 2021-28, Class A, (3-month USD CME Term SOFR + 1.522%) 5.778% 4/15/2034 (c)(d)(e)	1,110	1,111
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029 (c)	1,330	1,342
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (c)(d)	403	407
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(d)	7,035	7,093
Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037 (c)(d)	9,892	9,786
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(d)	7,228	6,958
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (c)	1,122	1,123
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (c)	10,419	10,416
Short-Term Bond Fund of America — Page 3 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (c)	USD2,508	$2,510
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (c)	3,043	3,052
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (c)	9,475	9,474
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (c)	5,854	5,864
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (c)	4,216	4,228
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (c)	14,000	14,060
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (c)	4,804	4,803
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (c)	1,507	1,512
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (c)	8,074	8,078
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (c)	1,977	1,987
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (c)	12,900	12,917
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (c)(d)	690	689
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(d)	1,898	1,779
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(d)	20,935	21,170
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 5.611% 4/20/2031 (c)(d)(e)	194	194
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 5.638% 5/15/2031 (c)(d)(e)	250	251
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 5.594% 7/27/2031 (c)(d)(e)	459	459
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027 (c)	448	448
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (c)	4,999	5,011
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027 (c)	8,922	8,926
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (c)	3,000	3,000
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (c)	3,642	3,661
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (c)	10,000	10,042
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (c)	15,911	16,034
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (c)	2,472	2,505
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (c)	2,275	2,283
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (c)	1,438	1,459
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027 (c)(d)	536	536
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (c)(d)	2,050	2,055
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (c)(d)	409	410
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63% 11/10/2027 (c)	546	548
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (c)(d)	2,159	2,169
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(d)	1,288	1,297
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	1,281	1,237
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (c)(d)	3,000	2,997
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (c)	1,678	1,694
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (c)(d)	736	754
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (c)(d)	3,500	3,540
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (c)(d)	1,256	1,150
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(d)	1,346	1,354
CCG Receivables Trust, Series 2023-1, Class A2, 5.82% 9/16/2030 (c)(d)	3,376	3,394
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (c)(d)	6,000	6,086
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.006% 10/15/2034 (c)(d)(e)	3,000	3,014
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.656% 3/22/2035 (c)(d)(e)	2,000	1,999
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(d)	28,521	28,312
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (c)(d)	2,580	2,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(d)	23,897	23,019
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (c)(d)	10,785	10,797
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (c)(d)	4,262	4,271
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (c)(d)	8,382	8,402
Short-Term Bond Fund of America — Page 4 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (c)(d)	USD13,600	$13,584
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (c)(d)	6,257	6,305
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (c)(d)	5,821	5,906
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (c)(d)	6,236	6,280
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (c)(d)	1,120	1,133
Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.18% 8/27/2029 (c)(d)	5,000	4,980
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029 (c)(d)	940	956
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029 (c)	15,114	15,197
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(d)	3,342	3,384
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 5.487% 10/24/2030 (c)(d)(e)	477	477
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 5.644% 1/22/2031 (c)(d)(e)	98	98
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (c)	7,630	7,656
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026 (c)(d)	230	230
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(d)	5,430	5,470
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(d)	6,081	6,181
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(d)	11,889	11,886
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(d)	2,362	2,185
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (c)(d)	5,154	4,764
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(d)	4,169	3,860
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (c)(d)	1,480	1,350
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(d)	3,368	3,058
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030 (c)(d)	230	231
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (c)	5,294	5,306
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (c)	5,635	5,704
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(d)	5,560	5,610
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027 (c)(d)	103	103
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027 (c)(d)	581	582
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (c)(d)	1,835	1,842
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(d)	1,800	1,804
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(d)	4,639	4,642
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(d)	6,054	6,100
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (c)(d)	597	596
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(d)	3,951	3,955
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(d)	1,171	1,182
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (c)(d)	1,589	1,607
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (c)(d)	10,142	10,139
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)(d)	3,214	3,212
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (c)(d)	7,463	7,535
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (c)(d)	1,665	1,685
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(d)	4,811	4,870
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(d)	5,412	5,475
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (c)	3,288	3,291
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (c)	3,293	3,318
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (c)(d)	5,500	5,512
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (c)(d)	10,000	10,083
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030 (c)(d)	589	591
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (c)(d)	3,048	3,060
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (c)(d)	5,500	5,534
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (c)(d)	2,484	2,493
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027 (c)	12,857	12,841
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(d)	3,089	3,103
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(d)	1,227	1,246
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (c)(d)	5,000	5,038
Short-Term Bond Fund of America — Page 5 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (c)	USD7,037	$7,045
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87% 8/15/2028 (c)	5,707	5,708
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (c)	3,733	3,727
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (c)	1,626	1,632
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	3,118	3,112
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (c)	2,892	2,928
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (c)	5,896	5,906
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (c)	3,477	3,485
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (c)	467	469
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027 (c)(d)	329	329
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028 (c)(d)	1,619	1,619
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(d)	5,316	5,329
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (c)(d)	1,187	1,204
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.336% 10/15/2030 (c)(d)(e)	5,764	5,764
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362% 5.618% 1/15/2031 (c)(d)(e)	1,007	1,008
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 5.568% 7/15/2031 (c)(d)(e)	568	568
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (c)(d)	534	493
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (c)(d)	3,488	3,503
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(d)	7,164	7,189
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(d)	18,962	18,975
Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.27% 1/20/2028 (c)(d)	197	196
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (c)(d)	743	742
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (c)(d)	4,255	4,272
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(d)	5,809	5,845
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(d)	3,040	3,079
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(d)	10,662	10,765
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(d)	2,542	2,560
Exeter Automobile Receivables Trust, Series 2024-3A, Class A2, 5.82% 2/15/2027 (c)	281	281
Exeter Automobile Receivables Trust, Series 2024-5, Class A2, 4.79% 4/15/2027 (c)	8,873	8,872
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (c)	139	139
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (c)	2,302	2,302
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (c)	1,861	1,863
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (c)	14,376	14,378
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (c)	794	795
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (c)	3,493	3,503
Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83% 1/18/2028 (c)	2,750	2,750
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (c)	2,149	2,160
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	283	285
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (c)	7,051	7,053
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (c)	6,168	6,183
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (c)	3,821	3,828
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (c)	2,027	2,034
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (c)	4,255	4,279
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (c)	3,259	3,278
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (c)	1,332	1,339
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	7,719	7,721
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	2,185	2,188
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (c)	1,000	1,010
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029 (c)	4,144	4,165
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	5,347	5,438
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (c)	13,020	13,201
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	4,219	4,296
Short-Term Bond Fund of America — Page 6 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (c)(d)	USD5,700	$5,609
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037 (c)(d)	800	787
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027 (c)(d)	621	622
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(d)	2,114	2,119
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (c)(d)	2,126	2,143
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (c)	9,463	9,482
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (c)	2,413	2,427
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07% 7/15/2029 (c)	6,000	5,973
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033 (c)(d)	53,716	53,010
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(d)	4,029	4,076
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (c)(d)	2,981	3,054
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(d)	22,300	22,274
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	10,814	10,876
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (c)(d)(e)	5,608	5,605
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.269% 10/20/2032 (c)(d)(e)	1,750	1,755
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.669% 10/18/2033 (c)(d)(e)	3,938	3,946
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.90% 4/23/2036 (c)(d)(e)	2,400	2,400
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.529% 4/23/2036 (c)(d)(e)	1,500	1,500
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.488% 10/15/2030 (c)(d)(e)	40	40
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (c)(d)	6,354	5,949
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (c)(d)	4,742	4,336
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (c)(d)	3,101	3,109
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (c)(d)	18,084	18,207
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(d)	14,396	13,656
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(d)	11,174	10,614
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(d)	13,089	12,044
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(d)	5,632	5,222
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027 (c)(d)	512	513
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (c)(d)	9,458	9,471
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (c)(d)	2,906	2,909
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (c)(d)	1,282	1,282
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (c)(d)	13,472	13,467
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (c)(d)	3,563	3,577
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (c)(d)	14,000	14,005
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (c)(d)	927	929
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(d)	3,110	3,111
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (c)(d)	5,982	5,997
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (c)(d)	14,527	14,551
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (c)(d)	724	726
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)(d)	1,983	1,995
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(d)	5,212	5,268
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(d)	8,758	8,734
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(d)	8,524	8,565
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (c)(d)	12,338	12,343
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030 (c)(d)	2,150	2,206
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030 (c)(d)	2,500	2,566
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (c)(d)	780	778
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(d)	122	123
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (c)	2,133	2,138
Short-Term Bond Fund of America — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (c)	USD6,238	$6,292
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (c)	1,372	1,378
GM Financial Automobile Leasing Trust, Series 2025-2, Class A3, 4.58% 5/22/2028 (c)	1,982	1,991
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (c)	7,947	7,998
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (c)(d)	2,325	2,403
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(d)	6,653	6,926
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(d)	6,722	6,717
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (c)	4,964	4,989
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (c)	2,495	2,524
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (c)(d)	16,100	16,232
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.033% 10/25/2034 (c)(d)(e)	4,000	4,000
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 6.01% 11/5/2037 (c)(d)(e)	1,000	992
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.819% 4/20/2033 (c)(d)(e)	935	935
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027 (c)(d)	8,062	8,056
GreatAmerica Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(d)	4,213	4,211
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (c)(d)	500	506
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (c)(d)	2,800	2,811
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (c)(d)	1,710	1,721
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029 (c)(d)	9,799	9,878
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.644% 7/28/2031 (c)(d)(e)	778	778
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.319% 1/20/2031 (c)(d)(e)	2,834	2,838
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (c)(d)	17,907	17,872
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(d)	19,049	19,152
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (c)(d)	3,000	2,940
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (c)(d)	12,980	13,460
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026 (c)(d)	1,536	1,533
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(d)	3,340	3,357
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(d)	56,849	54,394
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(d)	17,805	18,083
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(d)	21,414	21,694
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(d)	14,734	14,716
Hertz Vehicle Financing, LLC, Series 2024-2A, Class A, 5.48% 1/27/2031 (c)(d)	12,000	12,149
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (c)	3,438	3,445
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (c)	3,381	3,403
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (c)	1,429	1,445
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(d)	567	556
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (c)(d)	10,851	10,918
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(d)	9,596	9,625
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(d)	1,425	1,433
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (c)	5,574	5,618
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 5.548% 1/15/2031 (c)(d)(e)	37	37
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.203% 7/14/2031 (c)(d)(e)	2,000	2,007
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032 (c)(d)(e)	7,798	7,804
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2032 (c)(d)(e)	4,000	4,013
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (c)	3,689	3,719
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (c)	11,723	11,898
Short-Term Bond Fund of America — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (c)(d)(e)	USD16,975	$16,991
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.698% 1/15/2031 (c)(d)(e)	200	200
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.518% 4/15/2031 (c)(d)(e)	467	467
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 5.741% 10/20/2034 (c)(d)(e)	735	737
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (c)(d)	3,552	3,569
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (c)(d)	744	744
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (c)(d)	9,879	9,894
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027 (c)(d)	32	32
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (c)(d)	642	645
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027 (c)(d)	11,856	11,891
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (c)(d)	7,098	7,097
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (c)(d)	9,050	9,087
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(d)	339	342
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(d)	6,232	6,245
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (c)(d)	4,505	4,515
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(d)	12,138	12,238
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (c)(d)	895	899
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (c)(d)	4,185	4,211
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(d)	6,414	6,448
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (c)(d)	1,980	1,998
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(d)	1,470	1,485
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (c)(d)	3,273	3,275
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(d)	4,612	4,675
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (c)(d)	1,408	1,412
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(d)	394	394
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(d)	142	142
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.602% 7/16/2031 (c)(d)(e)	1,554	1,555
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(d)	6,207	6,221
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(d)	6,103	6,133
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.514% 7/27/2031 (c)(d)(e)	384	384
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 4/19/2033 (c)(d)(e)	908	909
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (c)(d)(e)	2,771	2,774
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (c)(d)(e)	14,591	14,524
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 6.769% 1/19/2034 (c)(d)(e)	3,000	3,003
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (c)(d)(e)	17,907	17,890
Marble Point CLO, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.879% 7/23/2032 (c)(d)(e)	1,250	1,252
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (c)	4,770	4,823
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (c)	9,895	9,941
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (c)	4,571	4,602
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(d)	14,886	14,982
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(d)	11,873	11,977
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(d)	16,670	16,814
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.192% 5/20/2034 (c)(d)(e)	1,800	1,801
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 6.05% 9/14/2033 (c)(d)(e)	4,000	3,998
Short-Term Bond Fund of America — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 5.781% 10/20/2030 (c)(d)(e)	USD8	$8
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (c)(d)	2,350	2,131
Navient Student Loan Trust, Series 2020-DA, Class A, 1.69% 5/15/2069 (c)(d)	743	697
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (c)(d)	1,024	927
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (c)(d)	4,141	3,710
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (c)(d)	1,914	1,704
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (c)(d)	3,805	3,353
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (c)(d)	8,365	7,523
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(d)	9,888	9,877
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (c)(d)	9,086	8,460
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (c)(d)	7,143	6,659
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (c)(d)	14,271	13,300
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(d)	50,385	47,325
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (c)(d)(e)	2,391	2,392
NMEF Funding, LLC, Series 2023-A, Class A2, 6.57% 6/17/2030 (c)(d)	1,303	1,312
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(d)	16,672	16,725
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(d)	12,733	12,720
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2035 (c)(d)(e)	3,000	3,004
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.472% 4/10/2033 (c)(d)(e)	2,825	2,829
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(d)	9,128	9,217
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(d)	6,093	6,041
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(d)	5,480	5,429
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (c)(d)	3,456	3,367
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (c)(d)(e)	1,353	1,353
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (c)(d)(e)	4,278	4,282
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2030 (c)(d)(e)	969	969
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.275% 7/24/2031 (c)(d)(e)	4,871	4,873
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (c)(d)(e)	2,948	2,943
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A1, 4.592% 2/20/2026 (c)(d)	5,432	5,431
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(d)	14,866	14,862
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(d)	16,462	16,574
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(d)	6,854	6,868
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (c)(d)	9,000	9,205
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(d)	1,463	1,464
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (c)(d)	2,000	2,018
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (c)(d)	5,455	5,451
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.482% 8/16/2027 (c)(d)(e)	3,590	3,595
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(d)	10,653	10,753
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (c)(d)	7,722	7,777
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(d)	7,918	7,964
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (c)	4,801	4,813
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.219% 4/20/2036 (c)(d)(e)	3,000	3,003
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(d)	4,435	4,407
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(d)	3,606	3,641
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.029% 9/15/2039 (c)(d)(e)	1,284	1,286
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026 (c)(d)	14,359	14,354
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (c)(d)	1,979	1,980
Short-Term Bond Fund of America — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(d)	USD4,582	$4,593
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (c)(d)	2,634	2,626
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(d)	3,399	3,412
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 7.061% 4/16/2037 (c)(d)(e)	3,000	3,012
Prestige Auto Receivables Trust, Series 2023-2, Class A2, 6.24% 1/15/2027 (c)(d)	205	205
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (c)(d)	13,080	13,076
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(d)	1,060	1,064
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (c)(d)	515	513
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.689% 7/25/2051 (c)(d)(e)	438	438
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (c)(d)(e)	3,485	3,485
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 5.657% 7/24/2032 (c)(d)(e)	366	367
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.482% 4/25/2032 (c)(d)(e)	1,050	1,055
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(d)	4,573	4,584
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.382% 10/25/2031 (c)(d)(e)	8,334	8,336
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.782% 10/25/2031 (c)(d)(e)	4,428	4,428
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 5.681% 1/20/2035 (c)(d)(e)	550	551
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (c)(d)	1,489	1,490
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.721% 10/20/2030 (c)(d)(e)	368	368
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.684% 5/20/2031 (c)(d)(e)	192	192
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027 (c)	269	269
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027 (c)	1,168	1,170
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (c)	6,682	6,689
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (c)	6,583	6,583
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (c)	2,342	2,345
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (c)	1,813	1,812
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (c)	1,199	1,203
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (c)	2,663	2,664
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (c)	5,087	5,095
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71% 6/15/2028 (c)	4,062	4,063
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (c)	1,152	1,159
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (c)	2,810	2,825
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (c)	2,473	2,484
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	8,698	8,695
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (c)	7,280	7,278
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (c)	4,994	4,996
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (c)	16,960	17,050
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (c)	3,718	3,734
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (c)	1,649	1,652
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (c)	7,726	7,777
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (c)	7,586	7,691
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (c)	917	922
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	7,975	8,064
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (c)	8,843	8,887
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (c)	902	915
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (c)	961	983
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026 (c)(d)	766	767
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (c)(d)	8,670	8,688
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (c)(d)	1,369	1,371
Short-Term Bond Fund of America — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (c)(d)	USD3,490	$3,520
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(d)	2,341	2,340
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (c)(d)	2,640	2,658
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(d)	20,230	20,741
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(d)	7,332	7,344
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	2,972	3,014
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	1,104	1,109
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027 (c)(d)	138	138
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028 (c)(d)	1,477	1,477
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (c)(d)	11,174	11,172
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (c)(d)	10,864	10,885
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(d)	454	446
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.882% 11/15/2052 (c)(d)(e)	953	963
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (c)(d)	1,306	1,152
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(d)	6,362	6,397
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 4/18/2031 (c)(d)(e)	166	167
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.781% 4/18/2031 (c)(d)(e)	1,200	1,206
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 7/18/2031 (c)(d)(e)	3,577	3,581
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(d)	3,183	3,200
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (c)(d)	5,029	4,828
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (c)(d)(e)	21,142	21,141
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (c)(d)(e)	20,381	20,380
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)(d)	5,000	5,003
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (c)(d)	1,516	1,449
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (c)(d)	7,195	6,930
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036 (c)(d)(e)	14,000	14,032
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.019% 4/20/2036 (c)(d)(e)	2,667	2,670
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 7.969% 10/20/2036 (c)(d)(e)	1,500	1,507
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (c)	5,633	5,700
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	3,984	4,055
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	8,978	9,097
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (c)	10,391	10,509
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(d)	7,204	6,758
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 5.38% 1/17/2032 (c)(d)(e)	92	92
TCW CLO, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.934% 8/16/2034 (c)(d)(e)	1,000	1,002
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (c)(d)	3,606	3,444
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(d)	4,608	4,279
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(d)	9,830	9,002
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(d)	10,010	9,212
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (c)(d)	23,777	23,732
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (c)(d)(e)	23,898	23,870
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.688% 7/15/2034 (c)(d)(e)	2,000	2,004
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(d)	12,570	11,239
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (c)(d)	14,656	14,760
Short-Term Bond Fund of America — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (c)	USD8,617	$8,620
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (c)	6,004	6,036
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (c)	8,021	8,061
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (c)	3,293	3,321
Toyota Lease Owner Trust, Series 2024-B, Class A2A, 4.31% 2/22/2027 (c)(d)	24,624	24,575
Tralee CLO, Ltd., Series 18-5A, Class C1RR, 6.269% 10/20/2034 (c)(d)(e)	3,150	3,126
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(d)	19,560	19,549
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (c)(d)(e)	4,914	4,915
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (c)(d)(e)	1,628	1,630
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(d)	11,560	10,669
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (c)(d)	3,923	3,552
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	7,441	7,427
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(d)	20,439	20,437
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(d)	10,079	10,052
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (c)(d)	1,327	1,322
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (c)(d)(e)	8,000	8,000
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.578% 9/7/2030 (c)(d)(e)	966	966
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.601% 7/18/2031 (c)(d)(e)	1,827	1,828
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.661% 4/20/2032 (c)(d)(e)	4,856	4,861
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (c)(d)	10,202	10,213
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (c)(d)	7,675	7,795
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(d)	5,037	5,110
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(d)	11,438	11,471
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (c)	8,983	9,004
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025) (c)(f)	13,957	13,941
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (c)(f)	14,221	14,216
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5. 26.00% on 11/20/2027) (c)(f)	9,867	9,892
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (c)	10,895	11,105
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (c)	10,364	10,314
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(d)	3,475	3,530
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (c)(d)	2,919	2,978
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.919% 4/20/2037 (c)(d)(e)	3,857	3,842
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (c)(d)	1,930	1,930
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (c)(d)	4,090	4,086
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (c)(d)(e)	6,729	6,730
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.606% 10/15/2031 (c)(d)(e)	3,000	3,014
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (c)(d)	1,071	1,073
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(d)	790	795
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 10/20/2031 (c)(d)(e)	1,944	1,950
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027 (c)(d)	1,037	1,038
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (c)(d)	4,346	4,356
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (c)(d)	11,293	11,325
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (c)(d)	17,755	17,874
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (c)(d)	12,058	12,062
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(d)	3,739	3,756
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027 (c)(d)	2,200	2,201
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (c)(d)	1,863	1,874
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (c)(d)	18,000	17,998
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028 (c)(d)	98	98
Short-Term Bond Fund of America — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (c)(d)	USD1,771	$1,773
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (c)(d)	4,702	4,706
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (c)(d)	2,492	2,506
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (c)(d)	3,749	3,749
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(d)	686	691
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(d)	2,617	2,638
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (c)(d)	2,775	2,798
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (c)(d)	388	390
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(d)	1,341	1,347
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(d)	13,821	13,866
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(d)	11,244	11,267
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.168% 7/15/2030 (c)(d)(e)	250	251
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (c)(d)(e)	3,306	3,306
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 7.782% 4/25/2036 (c)(d)(e)	500	502
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	5,070	5,067
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	5,276	5,302
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (c)	5,394	5,504
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (c)	15,181	15,259
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (c)	4,745	4,757
		3,325,155
Mortgage-backed obligations 25.87% Federal agency mortgage-backed obligations 12.67%
Fannie Mae Pool #555538 6.443% 5/1/2033 (c)(e)	100	102
Fannie Mae Pool #555538 6.443% 5/1/2033 (c)(e)	213	219
Fannie Mae Pool #889579 6.00% 5/1/2038 (c)	765	798
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (c)	27	28
Fannie Mae Pool #889983 6.00% 10/1/2038 (c)	312	325
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (c)	3,738	3,829
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (c)	453	454
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (c)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (c)	11	10
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (c)	6	6
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (c)	34	34
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (c)	2,965	2,944
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (c)	1,249	1,266
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (c)	74	75
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	513	509
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	1,144	1,141
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (c)	357	362
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	3,558	3,531
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (c)	49	50
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (c)	1,249	1,214
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (c)	258	256
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	85	84
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (c)	1,328	1,316
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	885	878
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (c)	5,457	5,655
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (c)	1,971	2,033
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (c)	1,413	1,458
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	521	517
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	794	804
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (c)	2,241	2,313
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (c)	1,554	1,572
Short-Term Bond Fund of America — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	USD5	$5
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	17,996	18,206
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (c)	1,489	1,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (c)	21,676	21,929
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (c)	17,120	17,667
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (c)	6,220	6,426
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (c)	9	9
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (c)	2,315	2,418
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	21,243	21,844
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (c)	8,413	8,700
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (c)	1,000	1,044
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (c)	320	317
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	152	151
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (c)	21,033	21,311
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (c)	1,811	1,842
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (c)	1,478	1,494
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (c)	5,182	5,332
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (c)	9,356	9,771
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (c)	3,044	3,019
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	169	168
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (c)	12,991	13,214
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (c)	12,259	12,470
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	212	215
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (c)	115	116
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (c)	3,425	3,400
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (c)	1,265	1,279
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (c)	3,982	3,945
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (c)	3,674	3,733
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	1,994	2,017
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (c)	424	429
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (c)	384	391
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	6,799	7,025
Fannie Mae Pool #DB8675 5.00% 7/1/2054 (c)	1,772	1,719
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (c)	2,157	2,140
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (c)	1,615	1,600
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (c)	1,243	1,233
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (c)	7,674	7,756
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (c)	3,054	3,087
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	2,029	2,057
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	1,215	1,228
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (c)	856	872
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (c)	336	341
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	10,678	11,055
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	3,070	3,174
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	1,736	1,794
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (c)	363	352
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	8,159	8,247
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	1,288	1,310
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (c)	699	708
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	630	638
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	520	529
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (c)	432	436
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (c)	169	172
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	168	170
Short-Term Bond Fund of America — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (c)	USD140	$142
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (c)	133	135
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (c)	6,627	6,865
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (c)	1,816	1,877
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (c)	8,345	8,309
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (c)	1,822	1,808
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (c)	1,092	1,087
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (c)	1,040	1,031
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (c)	1,300	1,321
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (c)	213	216
Fannie Mae Pool #DC2697 5.00% 10/1/2054 (c)	1,388	1,346
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (c)	908	900
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (c)	1,546	1,608
Fannie Mae Pool #CB9472 5.00% 11/1/2054 (c)	497	482
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (c)	2,467	2,444
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	63	63
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	18,332	18,609
Fannie Mae Pool #DC8341 5.00% 12/1/2054 (c)	1,512	1,468
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (c)	179	173
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (c)	9,065	8,980
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (c)	6,880	6,822
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (c)	6,689	6,759
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	50	51
Fannie Mae Pool #DC9775 5.00% 1/1/2055 (c)	186	180
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (c)	6,036	6,100
Fannie Mae Pool #DD0990 5.00% 2/1/2055 (c)	1,103	1,069
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	968	959
Fannie Mae Pool #DC8674 5.50% 2/1/2055 (c)	838	831
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	1,871	1,891
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	6,503	6,572
Fannie Mae Pool #DD8552 5.00% 4/1/2055 (c)	1,280	1,249
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	889	899
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (c)	36,000	34,876
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	578	585
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (c)	3,806	3,770
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (c)	4,396	4,191
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (c)(e)	8	8
Freddie Mac Pool #781228 6.50% 2/1/2034 (c)(e)	166	169
Freddie Mac Pool #A23893 5.50% 7/1/2034 (c)	93	95
Freddie Mac Pool #782818 6.741% 11/1/2034 (c)(e)	114	117
Freddie Mac Pool #1H2524 6.691% 8/1/2035 (c)(e)	292	302
Freddie Mac Pool #1L1292 7.08% 1/1/2036 (c)(e)	277	285
Freddie Mac Pool #G02162 5.50% 5/1/2036 (c)	70	71
Freddie Mac Pool #848751 6.714% 6/1/2036 (c)(e)	60	62
Freddie Mac Pool #848365 7.123% 7/1/2036 (c)(e)	242	249
Freddie Mac Pool #760014 3.727% 8/1/2045 (c)(e)	350	348
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (c)	58	55
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (c)	141	135
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (c)	12	11
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (c)	25	25
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	126	119
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (c)	23	23
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	311	309
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (c)	903	877
Short-Term Bond Fund of America — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (c)	USD8,183	$8,303
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (c)	24	24
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (c)	4,044	4,097
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (c)	2,537	2,463
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (c)	1,936	1,881
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	1,257	1,247
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (c)	4,256	4,312
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (c)	2,874	2,910
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (c)	201	204
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (c)	645	626
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,454	1,442
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	2,869	2,915
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (c)	377	382
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	2,508	2,595
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	2,205	2,276
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	2,097	2,180
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	2,058	2,138
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	1,455	1,513
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	1,116	1,159
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	692	714
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	606	635
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (c)	60	58
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (c)	2,371	2,354
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (c)	2,036	2,059
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (c)	334	341
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (c)	168	170
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	400	397
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (c)	3,288	3,325
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	25,324	26,114
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	28,338	28,675
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (c)	11,055	11,179
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (c)	2,708	2,797
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (c)	6,128	6,400
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (c)	2,128	2,194
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (c)	18,178	18,984
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	40	39
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (c)	6,532	6,605
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (c)	31,415	32,808
Freddie Mac Pool #QI2014 5.00% 3/1/2054 (c)	1,517	1,477
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	3,627	3,594
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	1,005	1,002
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	729	723
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (c)	1,692	1,719
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (c)	196	199
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	1,193	1,207
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (c)	251	256
Freddie Mac Pool #SD5872 5.00% 6/1/2054 (c)	1,686	1,636
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (c)	443	441
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (c)	111	113
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	73	74
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (c)	3,621	3,588
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (c)	622	616
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (c)	562	557
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	6,231	6,298
Short-Term Bond Fund of America — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (c)	USD2,500	$2,548
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	1,384	1,410
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	842	854
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (c)	617	625
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (c)	349	354
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (c)	1,519	1,571
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	27	28
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (c)	280	273
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (c)	201	195
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (c)	184	178
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (c)	2,125	2,110
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (c)	1,391	1,382
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (c)	1,217	1,207
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	560	558
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (c)	231	230
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	5,674	5,735
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (c)	3,750	3,821
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	2,361	2,391
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	802	815
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	799	809
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	6,050	6,264
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (c)	2,438	2,524
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (c)	1,462	1,506
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (c)	2,389	2,372
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (c)	2,130	2,111
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (c)	1,049	1,047
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (c)	1,008	1,005
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (c)	907	900
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	193	192
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	2,770	2,809
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	1,506	1,530
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	1,427	1,454
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	1,331	1,356
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	864	875
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (c)	1,582	1,630
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (c)	1,078	1,114
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (c)	802	829
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (c)	560	577
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (c)	316	326
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	7,638	7,568
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (c)	523	539
Freddie Mac Pool #QJ8234 5.00% 11/1/2054 (c)	1,822	1,767
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (c)	21,148	20,970
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	617	612
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (c)	2,158	2,181
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (c)	5,658	5,481
Freddie Mac Pool #QX2561 5.00% 12/1/2054 (c)	1,803	1,748
Freddie Mac Pool #QJ9769 5.00% 12/1/2054 (c)	249	242
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (c)	6,269	6,217
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2,624	2,599
Freddie Mac Pool #QX4072 5.00% 1/1/2055 (c)	1,788	1,734
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (c)	4,472	4,430
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (c)	4,143	4,186
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	2,354	2,379
Short-Term Bond Fund of America — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX9882 5.00% 3/1/2055 (c)	USD1,287	$1,249
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	1,289	1,277
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	343	347
Freddie Mac Pool #QY1328 5.00% 4/1/2055 (c)	3,519	3,412
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (c)	1,585	1,536
Freddie Mac Pool #QY1332 5.00% 4/1/2055 (c)	1,564	1,517
Freddie Mac Pool #QY1360 5.00% 4/1/2055 (c)	885	857
Freddie Mac Pool #QY0377 5.00% 4/1/2055 (c)	499	484
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (c)	11,859	11,984
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (c)	18,321	17,747
Freddie Mac Pool #QY2240 5.00% 5/1/2055 (c)	1,554	1,508
Freddie Mac Pool #QY3688 5.00% 5/1/2055 (c)	1,112	1,078
Freddie Mac Pool #QY2231 5.00% 5/1/2055 (c)	45	44
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (c)	8,758	8,676
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025 (c)(e)	911	908
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025 (c)	1,321	1,317
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025 (c)	1,981	1,967
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026 (c)	367	362
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026 (c)	30	29
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (c)(e)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (c)	24,996	25,874
Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029 (c)	2,203	2,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)(e)	2,726	2,551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	4,268	3,970
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	4,279	3,968
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (c)	10	9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (c)	2,231	2,141
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)	2,987	2,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (c)	38	37
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	821	786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (c)	6,397	6,073
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,290	1,191
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (c)	9,194	8,897
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (c)	1,537	1,483
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (c)	32	32
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (c)	1,357	1,336
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (c)	295	290
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (c)	951	937
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (c)	27	27
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	294	287
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (c)	17,819	17,320
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (c)	17,825	17,356
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061 (c)	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (c)	3	3
Government National Mortgage Assn. Pool #725876 4.902% 9/20/2061 (c)	— (g)	— (g)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (c)	1	1
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061 (c)	1	1
Government National Mortgage Assn. Pool #AC0975 4.695% 4/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (c)	— (g)	— (g)
Government National Mortgage Assn. Pool #776094 4.739% 10/20/2063 (c)	1	1
Government National Mortgage Assn. Pool #AG8041 4.496% 11/20/2063 (c)	3	3
Government National Mortgage Assn. Pool #AG8060 4.494% 12/20/2063 (c)	3	3
Short-Term Bond Fund of America — Page 19 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AG8069 4.358% 1/20/2064 (c)	USD4	$4
Government National Mortgage Assn. Pool #AG8070 4.494% 1/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AC1026 4.694% 1/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #AG8081 4.289% 2/20/2064 (c)	4	4
Government National Mortgage Assn. Pool #AG8082 4.464% 2/20/2064 (c)	3	3
Government National Mortgage Assn. Pool #AG8076 4.778% 2/20/2064 (c)	1	1
Government National Mortgage Assn. Pool #767680 4.413% 6/20/2064 (c)	9	9
Government National Mortgage Assn. Pool #AG8149 4.911% 6/20/2064 (c)(e)	20	20
Government National Mortgage Assn. Pool #AO0461 4.548% 8/20/2065 (c)	4	4
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (c)	1,688	1,627
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.79% 5/20/2062 (c)(e)	78	78
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.982% 7/20/2062 (c)(e)	931	929
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.69% 3/20/2064 (c)(e)	372	371
Uniform Mortgage-Backed Security 6.00% 6/1/2040 (c)(h)	50,695	51,914
Uniform Mortgage-Backed Security 5.50% 7/1/2040 (c)(h)	3,645	3,693
Uniform Mortgage-Backed Security 3.50% 6/1/2055 (c)(h)	2	2
Uniform Mortgage-Backed Security 4.50% 6/1/2055 (c)(h)	50,000	47,164
Uniform Mortgage-Backed Security 6.00% 6/1/2055 (c)(h)	37,855	38,230
Uniform Mortgage-Backed Security 6.50% 6/1/2055 (c)(h)	256,837	263,752
Uniform Mortgage-Backed Security 7.00% 6/1/2055 (c)(h)	16,917	17,660
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (c)(h)	1	1
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (c)(h)	204,771	206,530
Uniform Mortgage-Backed Security 6.50% 7/1/2055 (c)(h)	56,681	58,151
		1,593,083
Collateralized mortgage-backed obligations (privately originated) 7.10%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (c)(d)(f)	5,528	5,539
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(d)(f)	5,450	5,428
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.174% 10/25/2035 (c)(e)	540	535
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (c)(d)(e)	2,236	2,008
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(e)	2,728	2,653
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (c)(d)(e)	315	303
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(e)	2,477	2,400
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (c)(d)	909	867
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (c)(d)(f)	7,356	7,058
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(d)(f)	12,083	11,632
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (c)(d)(e)	1,870	1,733
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (c)(d)(e)	5,947	5,554
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(e)	4,864	4,752
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (c)(d)	292	267
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026) (c)(d)(f)	1,108	1,071
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (c)(d)(f)	558	558
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (c)(d)(f)	5,560	5,532
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (c)(d)(e)	— (g)	— (g)
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(d)(f)	1,694	1,707
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (c)(d)(f)	2,120	2,127
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (c)(d)(f)	9,339	9,368
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(d)(f)	15,823	15,851
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (c)(d)(e)	1,882	1,833
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (c)	1,000	928
Short-Term Bond Fund of America — Page 20 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (c)(d)(e)	USD5,033	$4,985
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(e)	2,569	2,521
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(e)	12,997	12,869
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(e)	38,956	38,055
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(d)(f)	7,090	6,938
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (c)(d)(e)	669	666
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (c)(d)(e)	7,898	7,474
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(e)	12,281	12,144
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (c)(d)(e)	1,281	1,193
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(d)(f)	7,278	7,296
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(d)(f)	4,365	4,428
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (c)(d)(f)	1,378	1,400
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (c)(d)(e)	7,320	6,532
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.436% 7/25/2025 (c)(e)	6,671	6,700
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 10.186% 7/25/2029 (c)(e)	850	907
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 6.686% 7/25/2030 (c)(e)	3,863	3,908
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.186% 10/25/2030 (c)(e)	4,000	4,324
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.222% 6/25/2043 (c)(d)(e)	1,683	1,702
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.372% 1/25/2044 (c)(d)(e)	2,384	2,386
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.422% 2/25/2044 (c)(d)(e)	627	627
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.322% 5/25/2044 (c)(d)(e)	3,965	3,961
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.472% 9/25/2044 (c)(d)(e)	5,521	5,534
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.322% 2/25/2045 (c)(d)(e)	3,405	3,403
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.472% 2/25/2045 (c)(d)(e)	2,562	2,561
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037 (c)(d)	1,552	1,535
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (c)(d)(e)	5,871	5,853
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(e)	22,482	22,321
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(d)(f)	15,500	14,626
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.136% 4/25/2028 (c)(e)	1,407	1,426
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.986% 7/25/2028 (c)(e)	1,214	1,241
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 9.436% 12/25/2028 (c)(e)	4,691	4,832
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA2, Class M2AR, (30-day Average USD-SOFR + 0.764%) 5.086% 12/25/2030 (c)(d)(e)	66	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.622% 2/25/2042 (c)(d)(e)	271	271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.272% 6/25/2042 (c)(d)(e)	5,465	5,591
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.136% 1/25/2050 (c)(d)(e)	90	90
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(d)(f)	721	723
Short-Term Bond Fund of America — Page 21 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(f)	USD3,668	$3,694
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (c)(d)(e)	13,704	12,365
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(d)(f)	6,220	6,023
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (c)(d)	5,553	5,316
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (c)(d)	8,824	8,418
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (c)(d)	348	342
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(d)(f)	9,349	9,387
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(d)(f)	15,376	15,373
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (c)(d)	1,881	1,882
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (c)(d)(f)	5,488	5,477
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (c)(d)(e)	1,132	1,090
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (c)(d)(f)	8,092	8,052
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(f)	4,358	4,374
Mill City Mortgage Trust, Series 15-1, Class M3, 3.807% 6/25/2056 (c)(d)(e)	2,766	2,733
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057 (c)(d)(e)	2,065	2,056
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(e)	2,603	2,512
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(d)(f)	15,704	15,859
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (c)(d)(e)	200	193
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (c)(d)(e)	413	399
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (c)(d)(e)	179	172
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (c)(d)(e)	1,251	1,209
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (c)(d)(e)	352	344
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (c)(d)(e)	692	686
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058 (c)(d)(e)	617	601
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(e)	4,785	4,576
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (c)(d)(f)	4,300	4,319
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025) (c)(d)(f)	11,823	11,803
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(e)	2,728	2,507
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(d)	5,902	5,749
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (c)(d)(f)	4,814	4,820
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(d)(f)	5,828	5,844
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(d)(f)	13,845	13,970
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (c)(d)(f)	8,778	8,821
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.68% 4/25/2053 (c)(d)(e)	13,209	13,114
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(d)(f)	6,647	6,610
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (c)(d)(f)	1,120	1,135
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (c)(d)(f)	2,775	2,796
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (c)(d)	3,095	3,147
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(d)(f)	1,023	1,028
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(d)(f)	7,356	7,397
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (c)(d)(f)	2,177	2,201
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(f)	10,441	10,528
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(d)(f)	9,704	9,778
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(d)(f)	26,179	26,410
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(d)(f)	4,055	4,032
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(d)(f)	8,032	8,069
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(d)(f)	23,818	23,864
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(f)	7,138	7,163
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(f)	21,050	21,092
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (c)(d)(e)	7,500	6,600
Short-Term Bond Fund of America — Page 22 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (c)(d)(f)	USD4,258	$4,322
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (c)(d)	3,581	3,321
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(d)	5,675	5,514
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(d)	621	603
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(d)	3,811	3,622
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (c)(d)(e)	418	392
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(d)	5,616	5,244
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (c)(d)	10,349	9,675
Progress Residential Trust, Series 2025-SFR2, Class B, 3.555% 4/17/2042 (c)(d)	8,841	8,215
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(d)(f)	7,367	6,990
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031 (c)(d)(e)	89	89
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.079% 10/17/2041 (c)(d)(e)	4,401	4,417
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.779% 2/17/2042 (c)(d)(e)	2,339	2,340
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.439% 10/25/2048 (c)(d)(e)	1,971	1,979
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (c)(d)(e)	654	651
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.235% 3/25/2054 (c)(d)(e)	3,500	3,453
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.503% 2/25/2055 (c)(d)(e)	1,830	1,800
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055 (c)(d)(e)	65	65
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.996% 5/25/2055 (c)(d)(e)	19,970	19,592
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(e)	2,522	2,478
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(e)	3,450	3,421
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.08% 4/25/2056 (c)(d)(e)	1,788	1,753
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (c)(d)(e)	2,538	2,478
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (c)(d)(e)	4,000	3,872
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(e)	3,762	3,731
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057 (c)(d)(e)	645	641
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.656% 4/25/2057 (c)(d)(e)	474	466
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (c)(d)(e)	6,818	6,688
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (c)(d)(e)	2,068	2,012
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (c)(d)(e)	2,300	2,216
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(e)	1,707	1,671
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.98% 11/25/2057 (c)(d)(e)	1,517	1,509
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(e)	729	719
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (c)(d)(e)	3,860	3,810
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(e)	4,007	3,884
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058 (c)(d)(e)	793	784
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (c)(d)(e)	3,989	3,904
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.439% 5/25/2058 (c)(d)(e)	198	203
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.708% 12/25/2058 (c)(d)(e)	1,929	1,862
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.439% 10/25/2059 (c)(d)(e)	1,057	1,069
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (c)(d)	2,697	2,440
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.715% 11/25/2060 (c)(d)(e)	6,124	5,913
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(d)	8,518	8,193
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.108% 7/25/2065 (c)(d)(e)	3,469	3,519
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (c)(d)	795	739
Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028 (c)(d)	3,247	3,263
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(d)	3,431	3,419
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(d)	2,768	2,775
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(d)	5,984	5,909
Short-Term Bond Fund of America — Page 23 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (c)(d)(f)	USD5,340	$5,335
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(d)(f)	3,679	3,682
Verus Securitization Trust, Series 2023-2, Class A1, 6.193% 3/25/2068 (7.193% on 3/1/2027) (c)(d)(f)	1,193	1,195
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(d)(f)	5,773	5,774
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(d)(f)	10,357	10,418
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (c)(d)(f)	2,077	2,111
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(d)(f)	6,433	6,469
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(d)(f)	28,229	28,489
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(f)	9,003	9,077
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (c)(d)(e)	5,750	5,720
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (c)(d)(f)	5,416	5,403
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(e)	5,833	5,822
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(e)	12,664	12,627
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(d)(f)	5,765	5,784
		892,254
Commercial mortgage-backed securities 6.10%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.043% 6/15/2030 (c)(d)(e)	4,230	4,255
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(d)	1,981	1,892
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (c)(d)	9,583	9,015
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (c)(d)	878	805
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (c)(d)	594	553
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.02% 7/15/2041 (c)(d)(e)	1,342	1,346
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (c)(d)(e)	7,479	7,445
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (c)	500	498
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)	10,654	10,454
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)	3,099	3,031
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (c)(e)	1,465	1,517
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (c)(e)	4,885	5,203
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (c)	1,300	1,351
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (c)	13,693	14,237
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	1,881	1,949
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (c)(e)	3,820	3,974
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (c)(e)	1,798	1,860
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	1,185	1,099
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (c)	1,613	1,521
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (c)	1,649	1,520
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (c)	8,000	8,275
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.248% 3/15/2037 (c)(d)(e)	6,045	5,705
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (c)(e)	388	418
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (c)	1,719	1,761
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (c)	5,654	5,850
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(e)	1,570	1,549
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (c)	6,824	5,847
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (c)(e)	4,348	4,567
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)	672	697
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (c)	1,987	2,087
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (c)	14,584	15,001
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (c)(e)	550	566
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (c)	581	591
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (c)	2,000	2,082
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (c)	1,930	2,002
Short-Term Bond Fund of America — Page 24 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (c)	USD5,241	$5,423
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (c)	276	286
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.671% 3/15/2041 (c)(d)(e)	10,917	10,936
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (c)(e)	971	1,018
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (c)(e)	1,996	2,112
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (c)(e)	370	387
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(e)	2,244	2,323
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(e)	3,940	4,104
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (c)	707	719
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	3,140	3,237
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)	11,486	11,926
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (c)(e)	2,971	3,090
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.249% 8/15/2041 (c)(d)(e)	10,000	10,033
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.227% 4/15/2037 (c)(d)(e)	10,157	10,171
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.622% 12/15/2039 (c)(d)(e)	5,413	5,420
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.771% 11/15/2026 (c)(d)(e)	14,848	14,878
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.444% 6/15/2027 (c)(d)(e)	4,773	4,795
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.771% 4/15/2029 (c)(d)(e)	6,126	6,141
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.87% 5/15/2034 (c)(d)(e)	3,493	3,498
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.032% 9/15/2034 (c)(d)(e)	16,845	16,777
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.143% 9/15/2036 (c)(d)(e)	18,852	18,765
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.342% 10/15/2036 (c)(d)(e)	5,776	5,750
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.113% 6/15/2038 (c)(d)(e)	1,598	1,597
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.313% 6/15/2038 (c)(d)(e)	955	954
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.293% 11/15/2038 (c)(d)(e)	16,301	16,296
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.319% 2/15/2039 (c)(d)(e)	10,634	10,593
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.02% 8/15/2039 (c)(d)(e)	14,979	15,049
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (c)(d)(e)	21,410	21,525
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	15,330	15,515
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(d)	3,158	3,046
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.22% 7/15/2041 (c)(d)(e)	3,180	3,185
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.669% 7/15/2041 (c)(d)(e)	421	421
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041 (c)(d)(e)	10,569	10,548
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (c)	2,000	1,917
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	3,686	3,567
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(e)	17,000	17,711
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(e)	6,311	6,478
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	1,000	986
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058 (c)	710	709
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (c)	4,000	3,907
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (c)	318	312
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)	646	629
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (c)(e)	882	847
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (c)(d)	5,393	5,576
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (c)(d)(e)	4,339	4,386
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (c)(d)(e)	3,942	3,985
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039 (c)(d)(e)	5,283	5,326
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039 (c)(d)(e)	4,744	4,781
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.523% 7/15/2038 (c)(d)(e)	9,107	9,113
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)	7,079	7,224
Short-Term Bond Fund of America — Page 25 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.779% 12/15/2029 (c)(d)(e)	USD5,334	$5,316
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(d)	4,347	4,469
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.14% 8/15/2039 (c)(d)(e)	8,000	8,009
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.02% 5/15/2041 (c)(d)(e)	7,231	7,242
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (c)(d)(e)	14,790	14,814
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (c)	209	207
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048 (c)	958	953
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (c)	9,075	8,847
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	4,459	4,326
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (c)	1,000	964
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (c)	2,975	2,550
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.722% 3/15/2042 (c)(d)(e)	13,306	13,293
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.071% 3/15/2042 (c)(d)(e)	1,617	1,612
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.87% 5/15/2037 (c)(d)(e)	10,250	10,258
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (c)(d)(e)	7,830	7,893
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (c)(d)(e)	23,928	24,438
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.679% 3/15/2042 (c)(d)(e)	9,982	9,941
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (c)	2,333	2,231
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (c)	2,675	2,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (c)(d)	7,510	6,849
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (c)(e)	2,738	2,686
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (c)	2,145	2,104
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.922% 11/15/2039 (c)(d)(e)	4,950	4,958
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.871% 12/15/2039 (c)(d)(e)	7,965	7,958
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (c)(d)(e)	10,198	10,225
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(d)	6,622	6,220
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.244% 4/15/2038 (c)(d)(e)	1,325	1,325
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030 (c)	5,060	5,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048 (c)(e)	1,000	993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048 (c)	15	15
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (c)	635	626
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (c)(d)(e)	2,059	2,106
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (c)(d)	7,505	7,105
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (c)(d)	7,365	6,649
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (c)(d)	5,000	5,069
ROCC Trust, Series 2024-CNTR, Class B, 5.93% 11/13/2041 (c)(d)	6,500	6,638
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.72% 5/15/2039 (c)(d)(e)	6,371	6,334
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(d)(f)	14,780	14,651
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.943% 5/15/2038 (c)(d)(e)	500	490
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (c)	748	734
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.02% 7/15/2036 (c)(d)(e)	2,630	2,629
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.174% 11/15/2038 (c)(d)(e)	3,630	3,626
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.329% 1/15/2039 (c)(d)(e)	16,312	16,239
Short-Term Bond Fund of America — Page 26 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.772% 3/15/2042 (c)(d)(e)	USD20,328	$20,185
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)	2,954	2,856
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048 (c)(e)	6,749	6,730
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (c)	5,160	5,044
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)	4,681	4,520
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (c)(e)	1,000	960
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (c)	410	427
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)	2,452	2,554
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (c)(e)	3,899	4,055
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (c)(e)	2,525	2,508
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.118% 11/15/2027 (c)(d)(e)	17,286	17,324
		767,040
Total mortgage-backed obligations		3,252,377
Corporate bonds, notes & loans 8.19% Financials 4.34%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (d)(f)	20,000	20,203
American Express Co. 4.90% 2/13/2026	1,250	1,252
American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026) (f)	18,000	18,166
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	9,000	9,052
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	4,522	4,891
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (f)	2,500	2,506
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	5,000	5,050
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	15,000	15,227
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (d)(f)	10,000	10,038
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (f)	10,000	9,995
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	10,000	10,063
Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,263
Citibank, NA 4.929% 8/6/2026	3,000	3,018
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	8,100	8,113
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	5,000	4,530
Cooperatieve Rabobank UA 4.85% 1/9/2026	20,000	20,033
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (f)	5,000	5,072
Guardian Life Global Funding 0.875% 12/10/2025 (d)	8,000	7,849
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (f)	20,000	19,963
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	13,000	13,242
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	5,000	5,026
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	11,295	11,274
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	31,000	31,635
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (f)	10,000	10,121
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	15,644	15,556
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	15,000	15,214
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	1,325	1,340
Mastercard, Inc. 4.10% 1/15/2028	15,865	15,879
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,588
Met Tower Global Funding 1.25% 9/14/2026 (d)	20,000	19,196
Metropolitan Life Global Funding I 5.00% 1/6/2026 (d)	10,000	10,029
Metropolitan Life Global Funding I 1.875% 1/11/2027 (d)	16,000	15,373
Short-Term Bond Fund of America — Page 27 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 4.40% 6/30/2027 (d)	USD5,600	$5,616
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	10,000	10,188
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	10,000	10,086
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	5,000	5,076
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,032
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,118
New York Life Global Funding 0.95% 6/24/2025 (d)	17,280	17,242
New York Life Global Funding 0.85% 1/15/2026 (d)	8,000	7,827
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	16,215	15,853
Northwestern Mutual Global Funding 4.11% 9/12/2027 (d)	2,500	2,486
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	12,500	12,577
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	2,500	2,573
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	10,000	10,165
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	10,000	10,102
Swedbank AB 6.136% 9/12/2026 (d)	20,000	20,413
Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	7,201
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,575
Toronto-Dominion Bank (The) 4.783% 12/17/2029	6,000	6,026
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	6,771	6,803
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	13,000	13,244
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (f)	5,000	5,076
		545,036
Consumer discretionary 1.06%
American Honda Finance Corp. 4.80% 3/5/2030	16,702	16,732
BMW US Capital, LLC 5.05% 3/21/2030 (d)	10,000	10,085
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (d)	3,343	3,350
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (d)	6,525	6,277
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	3,502	3,524
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	22,477	22,620
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (d)	6,068	6,196
Hyundai Capital America 5.45% 6/24/2026 (d)	6,226	6,259
Hyundai Capital America 5.275% 6/24/2027 (d)	10,000	10,066
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (d)	3,725	3,738
Toyota Motor Credit Corp. 0.80% 1/9/2026	2,500	2,448
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,514
Toyota Motor Credit Corp. 5.55% 11/20/2030	10,055	10,488
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (d)	9,573	9,576
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (d)	20,000	19,999
		133,872
Consumer staples 0.67%
Mars, Inc. 4.45% 3/1/2027 (d)	8,164	8,175
Mars, Inc. 4.60% 3/1/2028 (d)	23,164	23,278
Mars, Inc. 4.80% 3/1/2030 (d)	25,000	25,165
Mars, Inc. 5.00% 3/1/2032 (d)	7,000	7,027
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,535
Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,250
Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,322
Walmart, Inc. 3.90% 4/15/2028	5,000	4,991
Walmart, Inc. 4.00% 4/15/2030	5,000	4,977
		83,720
Short-Term Bond Fund of America — Page 28 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.53%	Principal amount (000)	Value (000)
AbbVie, Inc. 4.80% 3/15/2027	USD13,000	$13,129
AbbVie, Inc. 4.80% 3/15/2029	10,000	10,147
Eli Lilly and Co. 5.00% 2/27/2026	1,250	1,250
Eli Lilly and Co. 4.75% 2/12/2030	15,890	16,154
Johnson & Johnson 4.50% 3/1/2027	16,500	16,644
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,537
Roche Holdings, Inc. 4.203% 9/9/2029 (d)	5,562	5,538
		66,399
Information technology 0.39%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,420
Apple, Inc. 4.00% 5/10/2028	7,500	7,510
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,768
Microsoft Corp. 3.40% 6/15/2027	7,500	7,426
		49,124
Energy 0.33%
Chevron U.S.A., Inc. 4.687% 4/15/2030	9,447	9,567
Qatar Energy 1.375% 9/12/2026 (d)	15,000	14,433
Saudi Arabian Oil Co. 1.625% 11/24/2025 (d)	17,690	17,432
		41,432
Communication services 0.26%
Alphabet, Inc. 4.00% 5/15/2030	16,775	16,608
Comcast Corp. 5.10% 6/1/2029	10,000	10,261
SBA Tower Trust 1.631% 11/15/2026 (d)	6,741	6,410
		33,279
Utilities 0.25%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,031
Southern California Edison Co. 4.875% 2/1/2027	4,885	4,896
Southern California Edison Co. 5.30% 3/1/2028	5,100	5,158
Southern California Edison Co. 5.65% 10/1/2028	661	675
Southern California Edison Co. 5.25% 3/15/2030	19,900	20,015
		31,775
Materials 0.24%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,000	8,024
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,067
EIDP, Inc. 4.50% 5/15/2026	5,417	5,422
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,116
		29,629
Real estate 0.12%
Public Storage Operating Co. (USD-SOFR + 0.70%) 5.03% 4/16/2027 (e)	15,000	15,002
Total corporate bonds, notes & loans		1,029,268
Bonds & notes of governments & government agencies outside the U.S. 1.04%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (d)	15,000	14,629
Asian Development Bank 1.00% 4/14/2026	19,197	18,679
Asian Development Bank 3.875% 9/28/2032	1,163	1,137
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026 (d)	9,184	9,164
Chile (Republic of) 4.85% 1/22/2029	1,855	1,870
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,170
Short-Term Bond Fund of America — Page 29 of 35

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
CPPIB Capital, Inc. 0.875% 9/9/2026 (d)	USD10,154	$9,748
CPPIB Capital, Inc. 4.375% 1/30/2027 (d)	1,702	1,707
CPPIB Capital, Inc. 4.25% 7/20/2028 (d)	2,393	2,411
European Investment Bank 4.00% 2/15/2029	14,700	14,735
Inter-American Development Bank 0.625% 7/15/2025	5,500	5,476
Inter-American Development Bank 4.50% 5/15/2026	3,528	3,538
Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,617
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (d)	6,173	5,916
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (d)	8,000	7,832
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,300
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,975
Sweden (Kingdom of) 4.375% 1/30/2026 (d)	8,840	8,841
Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,660
		130,405
Municipals 0.11% Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	13,687
Federal agency bonds & notes 0.03%
Fannie Mae 0.375% 8/25/2025 (a)	4,033	3,996
Total bonds, notes & other debt instruments (cost: $11,555,098,000)		11,563,591
Short-term securities 12.02% Money market investments 12.02%	Shares
Capital Group Central Cash Fund 4.29% (i)(j)	15,117,122	1,511,712
Total short-term securities (cost: $1,511,592,000)		1,511,712
Options purchased (equity style) 0.01%
Options purchased (equity style)*		634
Total options purchased (equity style) (cost: $929,000)		634
Total investment securities 104.00% (cost: $13,067,619,000)		13,075,937
Other assets less liabilities (4.00)%		(502,392)
Net assets 100.00%		$12,573,545
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Call
3 Month SOFR Futures Option	52	6/13/2025	USD97.00	USD13,000	$— (a)
3 Month SOFR Futures Option	158	6/13/2025	98.00	39,500	1
3 Month SOFR Futures Option	174	9/12/2025	97.00	43,500	10
3 Month SOFR Futures Option	585	9/12/2025	98.00	146,250	11
3 Month SOFR Futures Option	564	12/12/2025	97.00	141,000	109
Short-Term Bond Fund of America — Page 30 of 35

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
3 Month SOFR Futures Option	4,650	12/12/2025	USD98.00	1,162,500	$262
					$393
Put
20 Year U.S. Treasury Bond Futures Option	123	6/6/2025	USD112.50	USD12,300	$77
3 Month SOFR Futures Option	2,189	12/12/2025	95.69	547,250	164
					$241
					$634
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
3 Month SOFR Futures	Long	3,123	9/17/2025	USD747,080	$70
2 Year U.S. Treasury Note Futures	Long	28,270	10/3/2025	5,864,258	6,459
5 Year U.S. Treasury Note Futures	Short	1,570	10/3/2025	(169,854)	(346)
10 Year U.S. Treasury Note Futures	Long	1,076	9/30/2025	119,167	754
10 Year Ultra U.S. Treasury Note Futures	Short	6,274	9/30/2025	(706,119)	(7,057)
20 Year U.S. Treasury Bond Futures	Short	238	9/30/2025	(26,842)	(239)
30 Year Ultra U.S. Treasury Bond Futures	Short	488	9/30/2025	(56,638)	(641)
					$(1,000)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD4,898	$(5)	$—	$(5)
3.948%	Annual	SOFR	Annual	11/6/2026	19,000	20	—	20
SOFR	Annual	3.62%	Annual	6/30/2027	76,559	(71)	—	(71)
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	159	—	159
SOFR	Annual	3.762%	Annual	4/30/2032	73,886	(342)	—	(342)
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(69)	—	(69)
						$(308)	$—	$(308)
Short-Term Bond Fund of America — Page 31 of 35

unaudited
Investments in affiliates

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 12.02%
Money market investments 12.02%
Capital Group Central Cash Fund 4.29% (i)	$1,563,407	$3,925,578	$3,977,033	$71	$(311)	$1,511,712	$41,988

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $35,715,000, which represented 0.28% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,415,703,000, which represented 35.12% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Step bond; coupon rate may change at a later date.
(g)	Amount less than one thousand.
(h)	Represents securities transacted on a TBA basis.
(i)	Rate represents the seven-day yield at 5/31/2025.
(j)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Short-Term Bond Fund of America — Page 32 of 35

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,193,346,000. The average month-end notional amount of futures contracts while held was $8,388,191,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $165,379,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Short-Term Bond Fund of America — Page 33 of 35

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,808,703	$—	$3,808,703
Asset-backed obligations	—	3,325,155	—	3,325,155
Mortgage-backed obligations	—	3,252,377	—	3,252,377
Corporate bonds, notes & loans	—	1,029,268	—	1,029,268
Bonds & notes of governments & government agencies outside the U.S.	—	130,405	—	130,405
Municipals	—	13,687	—	13,687
Federal agency bonds & notes	—	3,996	—	3,996
Short-term securities	1,511,712	—	—	1,511,712
Options purchased on futures (equity style)	634	—	—	634
Total	$1,512,346	$11,563,591	$—	$13,075,937

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,283	$—	$—	$7,283
Unrealized appreciation on centrally cleared interest rate swaps	—	179	—	179
Liabilities:
Unrealized depreciation on futures contracts	(8,283)	—	—	(8,283)
Unrealized depreciation on centrally cleared interest rate swaps	—	(487)	—	(487)
Total	$(1,000)	$(308)	$—	$(1,308)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Short-Term Bond Fund of America — Page 34 of 35

unaudited

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-048-0725
Short-Term Bond Fund of America — Page 35 of 35